INCOME TAXES - Reconciliation of Income Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Income Tax [Abstract]
Earnings before income taxes	$ 384.8	$ 292.3
Canadian statutory income tax rates	26.85%	26.95%
Income taxes at Canadian statutory rates	$ 103.3	$ 78.8
Difference between Canadian and Foreign statutory rates	(14.3)	(10.6)
Unrecognized tax benefits	3.1	10.3
Tax benefit of operating losses not previously recognized	(8.4)	(7.7)
Non-taxable capital gain	(2.0)	(1.3)
Tax impact on equity accounted investees	(10.4)	(12.3)
Non-deductible items	4.6	0.7
Prior years' tax adjustments and assessments	4.4	(13.0)
Impact of change in income tax rates on deferred income taxes	(32.8)	0.4
Non-taxable research and development tax credits	(1.2)	(0.6)
Gain resulting from the remeasurement to fair value of the previously held interest in AACE	(6.9)	0.0
Other tax benefits not previously recognized	(10.3)	(9.5)
Income tax expense	$ 29.1	$ 35.2